The Senior Debt Portfolio

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Annual Shareholder Report
December 31, 1995

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                                            SENIOR DEBT PORTFOLIO
                                          PORTFOLIO OF INVESTMENTS
                                              DECEMBER 31, 1995
                                    (EXPRESSED IN UNITED STATES DOLLARS)
------------------------------------------------------------------------------------------------------------
                              SENIOR, SECURED, FLOATING-RATE INTERESTS - 87.6%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               BORROWER/BUSINESS DESCRIPTION                                              VALUE
------------------------------------------------------------------------------------------------------------
                       AEROSPACE/DEFENSE - 3.4%
                       FIBERITE, INC.
     $    9,500,000     Term loan, maturing December 31, 2001                                 $    9,500,000
                        Manufactures composite materials for the aerospace industry
                       HOWMET CORPORATION
          7,741,935     Term loan, maturing November 20, 2002                                      7,741,935
          4,258,065     Term loan, maturing May 20, 2003                                           4,258,065
                        Manufactures and refurbishes airfoils for turbine engines
                       TRACOR, INC.
          1,368,522     Term loan, maturing October 31, 1998                                       1,368,522
         14,850,000     Term loan, maturing February 28, 2001                                     14,850,000
                        Technical services to defense companies
                       TRANSTECHNOLOGY CORPORATION
          7,500,000     Term loan, maturing June 30, 2002                                          7,500,000
                        Aerospace and specialty fasteners, rescue winches, and hoists
                       VSI INDUSTRIES, INC.
          9,858,914     Term loan, maturing March 31, 1997                                         9,858,914
                        Aerospace and specialty fasteners, and plastics industry tooling systems
                                                                                              --------------
                                                                                              $   55,077,436
                                                                                              --------------
                       AUTO PARTS - 0.5%
                       STANADYNE AUTOMOTIVE CORP.
     $    7,453,125     Term loan, maturing December 31, 2001                                 $    7,453,125
                        Auto and light truck fuel injection equipment                         --------------
                       BEVERAGES/ALCOHOL - 1.2%
                       LABATT BREWING COMPANY LIMITED
     $   19,800,000     Term loan, maturing October 1, 2003                                   $   19,800,000
                        Manufactures and distributes beer                                     --------------
                       BROADCAST MEDIA - 6.0%
                       CHARTER COMMUNICATIONS ENTERTAINMENT II, L.P.
     $   10,000,000     Term loan, maturing September 30, 2004                                $   10,000,000
                        Cable television provider
                       CLASSIC CABLE, INC.
         11,470,588     Term loan, maturing June 30, 2004                                         11,470,588
          3,529,412     Term loan, maturing June 30, 2005                                          3,529,412
                        Cable television provider
                       COAXIAL COMMUNICATIONS, INC.
         16,921,628     Term loan, maturing December 31, 1999                                     16,921,628
                        Midwest cable television provider
                       ELLIS COMMUNICATIONS, INC.
         10,296,000     Term loan, maturing March 31, 2003                                        10,296,000
                        Broadcast television operator
                       MARCUS CABLE OPERATING COMPANY, L.P.
         35,000,000     Term loan, maturing April 30, 2004                                        35,000,000
                        Cable television provider
                       NORTHLAND CABLE TELEVISION, INC.
          7,235,725     Term loan, maturing March 31, 2002                                         7,235,725
          3,500,000     Term loan, maturing September 30, 2003                                     3,500,000
                        Cable television provider
                                                                                              --------------
                                                                                              $   97,953,353
                                                                                              --------------
                       BUILDING MATERIALS - 2.5%
                       NATIONAL GYPSUM COMPANY
     $   40,000,000     Term loan, maturing September 21, 2003                                $   40,000,000
                        Produces and supplies gypsum wallboard                                --------------
                       CHEMICALS - 2.1%
                       FREEDOM CHEMICAL COMPANY
     $   13,200,000     Term loan, maturing June 30, 2002                                     $   13,200,000
                        Organic dyes, pigments, textile chemicals, and other
                        specialty chemicals
                       HARRIS SPECIALTY CHEMICALS, INC.
          1,507,581     Term loan, maturing December 31, 1999                                      1,507,581
          5,653,637     Term loan, maturing December 31, 2001                                      5,653,637
          5,288,195     Term loan, maturing December 31, 2002                                      5,288,195
                        Construction chemicals
                       INDSPEC CHEMICAL CORP.
          7,724,407     Term loan, maturing December 2, 2000                                       7,724,407
                        Resorcinol and other specialty chemical products
                                                                                              --------------
                                                                                              $   33,373,820
                                                                                              --------------
                       COMMERCIAL SERVICES - 6.7%
                       AVIALL, INC.
     $   14,662,021     Term loan, maturing November 30, 2000                                 $   14,662,021
                        Turbine engine repair and parts distribution
                       DECISION SERVCOM, INC.
         13,391,304     Term loan, maturing September 30, 2000                                    13,391,304
                        Provides multivendor computer maintenance and support services
                       EH & F, INC.
         10,000,000     Term loan, maturing June 30, 2002                                         10,000,000
         24,653,409     Term loan, maturing December 21, 2003                                     24,653,409
                        Outdoor advertising
                       HOSIERY CORP. OF AMERICA
          3,333,861     Term loan, maturing October 17, 1999                                       3,333,861
          4,887,500     Term loan, maturing July 31, 2001                                          4,887,500
                        Women's hosiery
                       IRON MOUNTAIN INFORMATION SERVICES, INC.
          4,466,250     Term loan, maturing October 31, 2002                                       4,466,250
                        Document archive services
                       NBC MERGER SUB, INC.
          7,500,000     Term loan, maturing August 31, 2003                                        7,500,000
                        Used college textbook wholesaler
                       PSI ACQUISITION CORPORATION
          2,834,260     Term loan, maturing December 31, 1998                                      2,834,260
         12,750,000     Term loan, maturing December 31, 2000                                     12,750,000
                        Diversified consulting services
                       SELECT BEVERAGES, INC.
          4,000,000     Term loan, maturing June 30, 2001                                          4,000,000
          6,000,000     Term loan, maturing June 30, 2002                                          6,000,000
                        Soft drink bottler
                                                                                              --------------
                                                                                              $  108,478,605
                                                                                              --------------
                       COMMUNICATION EQUIPMENT - 1.8%
                       COMMUNICATIONS & POWER INDUSTRIES, INC.
     $    2,083,333     Term loan, maturing August 11, 2000                                   $    2,083,333
          5,666,667     Term loan, maturing August 12, 2002                                        5,666,667
                        Microwave, electronic, and radio frequency components
                       DICTAPHONE ACQUISITION INC.
         14,000,000     Term loan, maturing June 30, 2002                                         14,000,000
                        Manufactures, markets, and services communication systems
                       K-TEC HOLDINGS, INC.
          3,500,000     Term loan, maturing January 31, 2003                                       3,500,000
          4,000,000     Term loan, maturing January 31, 2004                                       4,000,000
                        Manufactures and services telephone, television, and wireless communications equipment
                                                                                              --------------
                                                                                              $   29,250,000
                                                                                              --------------
                       CONGLOMERATES - 4.8%
                       FENWAY HOLDINGS, L.L.C.
     $   15,000,000     Term loan, maturing September 15, 2002                                $   15,000,000
                        Manufactures and distributes billiard tables, dart machines, wood mouldings, windows, doors, artificial flowers, archery bows, and plastics.
                       SPALDING & EVENFLO COMPANIES, INC.
         12,326,389     Term loan, maturing October 13, 2002                                      12,326,389
                        Sporting goods and infant products
                       WESTINGHOUSE ELECTRIC CORPORATION
         50,833,333     Term loan, maturing August 1, 1997                                        50,833,333
                        Television and radio broadcasting, defense, electronics and other manufacturing
                                                                                              --------------
                                                                                              $   78,159,722
                                                                                              --------------
                       CONTAINERS - METAL & GLASS - 2.0%
                       CALMAR, INC.
     $    5,985,000     Term loan, maturing September 15, 2003                                $    5,985,000
          4,488,750     Term loan, maturing June 15, 2004                                          4,488,750
                        Plastic sprayers and dispensers
                       SILGAN CORP.
         21,978,000     Term loan, maturing March 15, 2002                                        21,978,000
                        Metal and plastic packaging products
                                                                                              --------------
                                                                                              $   32,451,750
                                                                                              --------------
                       CONTAINERS - PAPER - 6.7%
                       IPC, INC.
     $    9,000,000     Term loan, maturing September 30, 2001                                $    9,000,000
                        Plastic and paper packaging products
                       JEFFERSON SMURFIT CORP.
         25,103,275     Term loan, maturing April 30, 2001                                        25,103,275
         18,761,831     Term loan, maturing April 30, 2002                                        18,761,831
                        Liner board and other paper board products
                       STONE CONTAINER CORP.
         39,676,179     Term loan, maturing April 1, 2000                                         39,676,179
         16,000,000     Term loan, maturing October 1, 2003                                       16,000,000
                        Commodity pulp, paper and packaging products
                                                                                              --------------
                                                                                              $  108,541,285
                                                                                              --------------
                       COSMETICS - 0.4%
                       MARY KAY COSMETICS, INC.
     $    6,923,077     Term loan, maturing June 6, 2001                                      $    6,923,077
                        Cosmetics, skin and hair care, and perfume products                   --------------
                       ELECTRONICS - INSTRUMENTATION - 1.1%
                       BERG ELECTRONICS, INC.
     $   11,800,000     Term loan, maturing March 31, 2001                                    $   11,800,000
                        Electronic connectors
                       SPERRY MARINE, INC.
          6,341,463     Term loan, maturing December 31, 2000                                      6,341,463
                        Marine navigational equipment
                                                                                              --------------
                                                                                              $   18,141,463
                                                                                              --------------
                       FOOD WHOLESALERS - 3.7%
                       CATERAIR INTERNATIONAL CORPORATION
     $    9,116,363     Term loan, maturing September 15, 2001                                $    9,116,363
                        Food service to airlines
                       FAVORITE BRANDS INTERNATIONAL, INC.
         12,193,548     Term loan, maturing September 30, 2002                                    12,193,548
                        Manufactures and markets marshmallows and caramels
                       SC INTERNATIONAL SERVICES, INC.
         11,361,058     Term loan, maturing September 15, 2002                                    11,361,058
          2,506,116     Term loan, maturing September 15, 2003                                     2,506,116
                        Food service to airlines
                       U.S. FOODSERVICE, INC.
          2,658,824     Term loan, maturing December 31, 1998                                      2,658,824
         14,629,856     Term loan, maturing June 30, 2000                                         14,629,856
                        Food distributor to business
                       VOLUME SERVICES, INC.
          5,000,000     Term loan, maturing October 31, 2002                                       5,000,000
          2,500,000     Term loan, maturing October 31, 2003                                       2,500,000
                        Provides food services for civic centers and sports facilities
                                                                                              --------------
                                                                                              $   59,965,765
                                                                                              --------------
                       FOODS - 2.2%
                       SPECIALTY FOODS CORPORATION
     $   34,950,000     Term loan, maturing April 30, 2001                                    $   34,950,000
                        Bread and cheese products                                             --------------
                       LEISURE - 5.8%
                       AMFAC PARKS, INC.
     $    8,333,333     Term loan, maturing September 30, 2002                                $    8,333,333
                        Provides lodging, food and beverage services to national and state parks
                       METRO-GOLDWYN-MAYER, INC.
         15,000,000     Term loan, maturing April 15, 1997                                        15,000,000
                        Film and television production and distribution
                       ORION PICTURES CORPORATION
          8,281,502     Term loan, maturing December 31, 2000                                      8,281,502
                        Film and television production and distribution
                       SIX FLAGS THEME PARKS, INC.
         11,730,000     Term loan, maturing June 23, 2003                                         11,730,000
                        Amusement parks
                       VIACOM, INC.
         50,000,000     Term loan, maturing December 31, 1996                                     50,000,000
                        Television and motion picture entertainment
                                                                                              --------------
                                                                                              $   93,344,835
                                                                                              --------------
                       MACHINERY - 0.6%
                       MERKLE KORFF INDUSTRIES, INC.
     $    9,953,704     Term loan, maturing March 31, 2003                                    $    9,953,704
                        Manufactures fractional horsepower motors                             --------------
                       MANUFACTURING - DIVERSIFIED - 3.7%
                       INTERLAKE CORP.
     $    8,197,467     Term loan, maturing September 27, 1996                                $    8,197,467
                        Engineered materials
                       INTERMETRO INDUSTRIES CORP.
          3,343,090     Term loan, maturing June 30, 2001                                          3,343,090
          4,790,179     Term loan, maturing December 31, 2002                                      4,790,179
                        Shelving
                       INTERNATIONAL WIRE GROUP, INC.
          9,992,424     Term loan, maturing September 30, 2002                                     9,992,424
                        Manufactures and markets copper wire and harnesses
                       INTESYS TECHNOLOGIES, INC.
          5,000,000     Term loan, maturing December 31, 2001                                      5,000,000
                        Plastic injection molding and fabricated battery packs
                       JACKSON PRODUCTS, INC.
          7,480,434     Term loan, maturing September 1, 2002                                      7,480,434
          7,481,250     Term loan, maturing September 1, 2003                                      7,481,250
                        Manufactures and distributes safety equipment and reflective beads
                       THERMADYNE HOLDINGS CORP.
         14,200,997     Term loan, maturing February 1, 2001                                      14,200,997
                        Cutting and welding products and floor cleaning equipment
                                                                                              --------------
                                                                                              $   60,485,841
                                                                                              --------------
                       MEDICAL PRODUCTS - 0.3%
                       GRAPHIC CONTROLS CORPORATION
     $    5,000,000     Term loan, maturing September 28, 2003                                $    5,000,000
                        Recording and monitoring devices                                      --------------
                       OFFICE EQUIPMENT - 1.2%
                       WILLIAMHOUSE-REGENCY OF DELAWARE, INC.
     $    8,666,667     Term loan, maturing October 31, 2002                                  $    8,666,667
          6,000,000     Term loan, maturing October 31, 2003                                       6,000,000
          5,333,333     Term loan, maturing February 28, 2004                                      5,333,333
                        Paper-based office products
                                                                                              --------------
                                                                                              $   20,000,000
                                                                                              --------------
                       PAPER AND FOREST PRODUCTS - 6.2%
                       CROWN PAPER CO.
     $   24,937,500     Term loan maturing August 22, 2003                                    $   24,937,500
                        Manufactures coated groundwood and uncoated free paper
                       FORT HOWARD CORP.
         25,000,000     Term loan maturing March 8, 2002                                          25,000,000
         15,000,000     Term loan maturing December 31, 2002                                      15,000,000
                        Sanitary tissue paper products
                       SDW ACQUISITION CORP.
         35,280,473     Term loan, maturing December 20, 2002                                     35,280,473
                        Major U.S. producer of coated free paper
                                                                                              --------------
                                                                                              $  100,217,973
                                                                                              --------------
                       PUBLISHING - 2.6%
                       KRUEGER RINGIER, INC.
     $    6,376,956     Term loan, maturing December 31, 1997                                 $    6,376,956
          6,096,786     Term loan, maturing December 31, 1998                                      6,096,786
                        Printers and binders of mass market and hardcover books
                       ZIFF-DAVIS PUBLISHING COMPANY
         14,909,034     Term loan, maturing December 31, 2001                                     14,909,034
         14,181,617     Term loan, maturing December 31, 2002                                     14,181,617
                        Computer publications publisher
                                                                                              --------------
                                                                                              $   41,564,393
                                                                                              --------------
                       PUBLISHING - NEWSPAPERS - 1.5%
                       AMERICAN MEDIA OPERATIONS, INC.
     $    4,455,000     Term loan, maturing September 30, 2002                                $    4,455,000
                        Weekly periodical publisher
                       JOURNAL NEWS, INC.
         20,000,000     Term loan, maturing December 31, 2001                                     20,000,000
                        Suburban newspaper
                                                                                              --------------
                                                                                              $   24,455,000
                                                                                              --------------
                       RESTAURANTS - 2.3%
                       AMERICA'S FAVORITE CHICKEN COMPANY
     $   21,657,426     Term loan, maturing November 5, 1998                                  $   21,657,426
                        Church's Fried Chicken and Popeye's restaurants
                       LONG JOHN SILVER'S RESTAURANTS, INC.
         14,924,095     Term loan, maturing December 31, 1996                                     14,924,095
                        Seafood restaurants
                                                                                              --------------
                                                                                              $   36,581,521
                                                                                              --------------
                       RETAIL - SPECIALTY - 2.2%
                       CAMELOT MUSIC, INC.
     $    4,924,057     Term loan, maturing February 28, 2001                                 $    4,924,057
                        Music stores
                       GRIFFITH CONSUMERS COMPANY
         10,694,444     Term loan, maturing December 31, 2002                                     10,694,444
                        Retail petroleum distributor
                       QVC, INC.
         20,000,000     Term loan, maturing January 31, 2004                                      20,000,000
                        Home shopping retailer
                                                                                              --------------
                                                                                              $   35,618,501
                                                                                              --------------
                       RETAIL STORES - DRUG STORES - 2.5%
                       DUANE READE, INC.
     $    5,016,667     Term loan, maturing December 31, 1997                                 $    5,016,667
                        Retail drug stores
                       THRIFTY PAYLESS, INC.
          6,562,509     Term loan, maturing March 31, 2000                                         6,562,509
         28,333,333     Term loan, maturing June 30, 2002                                         28,333,333
                        Retail drug stores
                                                                                              --------------
                                                                                              $   39,912,509
                                                                                              --------------
                       RETAIL STORES - FOOD CHAINS - 8.1%
                       DOMINICK'S FINER FOODS, INC.
     $    3,317,031     Term loan, maturing March 31, 2002                                    $    3,317,031
          8,223,043     Term loan, maturing March 31, 2003                                         8,223,043
          9,217,980     Term loan, maturing September 30, 2003                                     9,217,980
                        Supermarket chain in Chicago
                       GRAND UNION COMPANY
         26,628,890     Term loan, maturing June 15, 2002                                         26,628,890
                        Supermarket chain in the Northeast
                       PATHMARK STORES, INC.
         32,030,952     Term loan, maturing October 31, 1999                                      32,030,952
                        Supermarket chain in mid-Atlantic states
                       RALPHS GROCERY COMPANY
          3,221,257     Revolving loan, maturing June 15, 2001                                     3,221,257
          6,672,703     Term loan, maturing June 15, 2001                                          6,672,703
          9,277,215     Term loan, maturing June 15, 2002                                          9,277,215
          9,277,216     Term loan, maturing June 15, 2003                                          9,277,216
          9,277,216     Term loan, maturing June 15, 2004                                          9,277,216
                        Third largest supermarket chain in Southern California
                       STAR MARKET COMPANY, INC.
         10,315,790     Term loan, maturing December 31, 2001                                     10,315,790
          4,210,526     Term loan, maturing December 31, 2002                                      4,210,526
                        Supermarket chain in Massachusetts
                                                                                              --------------
                                                                                              $  131,669,819
                                                                                              --------------
                       STEEL - 0.3%
                       UCAR INTERNATIONAL, INC.
     $    4,937,553     Term loan, maturing December 31, 2002                                 $    4,937,553
                        Processing materials for steel industry                               --------------
                       TELECOMMUNICATIONS - 3.9%
                       MOBILEMEDIA COMMUNICATIONS, INC.
     $    6,666,667     Term loan, maturing June 30, 2002                                     $    6,666,667
                        Paging service provider
                       PAGING NETWORK, INC.
         18,750,000     Term loan, maturing March 31, 2002                                        18,750,000
                        Paging service provider
                       WORLDCOM, INC.
         38,328,446     Term loan, maturing December 31, 1996                                     38,328,446
                        Long distance telecommunications provider
                                                                                              --------------
                                                                                              $   63,745,113
                                                                                              --------------
                       TEXTILES - 1.3%
                       BLACKSTONE CAPITAL COMPANY II, L.L.C.
     $    5,000,000     Term loan, maturing January 13, 1997                                  $    5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                       LONDON FOG INDUSTRIES, INC.
          9,582,314     Term loan, maturing May 31, 2002                                           8,911,552
          1,971,219     Term loan, maturing May 31, 2002*                                          1,655,824
                        Outerwear
                       WASSERSTEIN/C & A HOLDINGS, L.L.C.
          5,000,000     Term loan, maturing January 13, 1997                                       5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                                                                                              --------------
                                                                                              $   20,567,376
                                                                                              --------------
                       TOTAL LOAN INTERESTS (IDENTIFIED COST, $1,420,258,523)                 $1,418,573,539
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
                                            PREFERRED STOCKS - 0.4%
------------------------------------------------------------------------------------------------------------
SHARES               SECURITY                                                                VALUE
------------------------------------------------------------------------------------------------------------
             54,895  America's Favorite Chicken Company, 8% Preferred Stock                   $    4,035,880
          5,845,956  London Fog Industries, Inc., 17.5% Preferred Stock*                           3,178,220
                                                                                              --------------
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST, $10,014,473)                    $    7,214,100
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
                                          SHORT-TERM INVESTMENTS - 11.3%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               DESCRIPTION
------------------------------------------------------------------------------------------------------------
     $   70,000,000  CXC,Inc., 5.90%, 1/2/96                                                  $   69,965,583
          8,000,000  Coca-Cola Co., 5.72%, 1/2/96                                                  7,994,915
         64,155,000  General Electric Capital Co., 5.75%, 1/2/96                                  64,124,259
         11,400,000  Lincoln National Corp., 5.85%, 1/2/96                                        11,394,442
         26,990,000  A1 Credit Corp., 5.85%, 1/2/96                                               26,976,843
          3,311,000  Melville Corp., 5.90%, 1/2/96                                                 3,309,372
                                                                                              --------------
                     TOTAL SHORT-TERM INVESTMENTS, AT AMORTIZED COST                          $  183,765,414
                                                                                              --------------
                     TOTAL INVESTMENTS (IDENTIFIED COST, $1,614,038,410) - 99.3%              $1,609,553,053
                     OTHER ASSETS, LESS LIABILITIES - 0.7%                                        11,785,799
                                                                                              --------------
                     TOTAL NET ASSETS - 100%                                                  $1,621,338,852
                                                                                              ==============

* Non-income producing security.

Note: The description of the principal business for each security set forth above is unaudited.


                                       See notes to financial statements

                            ----------------------
                            SENIOR DEBT PORTFOLIO
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $1,614,038,410)                                           $1,609,553,053
  Cash                                                             7,058,508
  Receivable for investments sold                                    346,347
  Interest receivable                                             11,043,182
  Deferred organization expenses (Note 1D)                            44,040
  Prepaid expenses                                                   655,818
                                                              --------------
      Total assets                                            $1,628,700,948

LIABILITIES:
  Deferred facility fee income (Note 1B)          $7,236,000
  Trustees' fees payable                               4,975
  Accrued expenses                                   121,121
                                                  ----------
      Total liabilities                                            7,362,096
                                                              --------------
NET ASSETS applicable to investors' interest
   in Portfolio                                               $1,621,338,852
                                                              ==============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                               $1,625,824,209
  Unrealized depreciation of investments
    (computed on the basis of identified cost)                    (4,485,357)
                                                              --------------
      Total                                                   $1,621,338,852
                                                              ==============

                        See notes to financial statements

                              STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------
    For the period from the start of business, February 22, 1995, to December 31, 1995
                         (Expressed in United States Dollars)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                                  $79,409,986
  Facility fees earned                                                               3,166,902
                                                                                   -----------
        Total income                                                               $82,576,888
  Expenses --
    Investment advisory fee (Note 2)                              $8,544,646
    Compensation of Trustees not members of the Investment
     Adviser's organization (Note 2)                                  15,442
    Custodian fee (Note 2)                                           391,775
    Interest expense                                                 578,113
    Legal and accounting services                                    404,377
    Amortization of organization expenses (Note 1D)                    5,504
    Miscellaneous                                                    517,339
                                                                  ----------
      Total expenses                                                                10,457,196
                                                                                   -----------
        Net investment income                                                      $72,119,692
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions                    $1,214,316
  Change in unrealized depreciation of investments                (1,760,430)
                                                                 -----------
      Net realized and unrealized loss on investments                                 (546,114)
                                                                                   -----------
          Net increase in net assets from operations                               $71,573,578
                                                                                   ===========

                        See notes to financial statements

                           STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------
          For the period from the start of business, February 22, 1995, to December 31, 1995
                      (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES --
    Purchase of loan interests                                $(1,194,325,622)
    Proceeds from sales and principal repayments                  351,061,697
    Interest received                                              75,242,985
    Facility fees received                                          6,697,569
    Interest paid                                                    (801,440)
    Operating expenses paid                                        (9,691,998)
    Net increase in short-term investments                       (136,857,076)
                                                              ---------------
      Net cash used for operating activities                  $  (908,673,885)
                                                              ---------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from capital contributions                       $ 1,050,247,987
    Payments for capital withdrawals                             (134,615,604)
                                                              ---------------
      Net cash provided from financing activities             $   915,632,383
                                                              ---------------
        Net increase in cash                                  $     6,958,498

CASH AT BEGINNING OF PERIOD                                           100,010
                                                              ---------------
CASH AT END OF PERIOD                                         $     7,058,508
                                                              ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets from operations                $    71,573,578
    Increase in receivable for investments sold                      (193,389)
    Increase in interest receivable                                (4,167,001)
    Increase in prepaid expenses                                      (76,202)
    Increase in deferred organization expenses                        (17,833)
    Increase in deferred facility fee income                        3,530,667
    Increase in accrued expenses and other liabilities                 80,489
    Net increase in investments                                  (979,404,194)
                                                              ---------------
        Net cash used for operating activities                $  (908,673,885)
                                                              ===============

                        See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995, to December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                     $    72,119,692
    Net realized gain on investments                                1,214,316
    Change in unrealized appreciation of
      investments                                                  (1,760,430)
                                                              ---------------
      Net increase in net assets from
        operations                                            $    71,573,578
                                                              ---------------
  Capital transactions --
    Contributions                                             $ 1,684,280,868
    Withdrawals                                                  (134,615,604)
                                                              ---------------
      Increase in net assets from capital
       transactions                                           $ 1,549,665,264
                                                              ---------------
        Total increase in net assets                          $ 1,621,238,842
NET ASSETS:
  At beginning of period                                              100,010
                                                              ---------------
  At end of period                                            $ 1,621,338,852
                                                              ===============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995 to December 31, 1995
------------------------------------------------------------------------------
RATIOS (to average daily net assets):
  Operating expenses                                                  1.01%+
  Interest expense                                                    0.13%+
  Net investment income                                               7.95%+
PORTFOLIO TURNOVER                                                      39%
+Annualized




                      See notes to financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on February 22, 1995, with the acquisition of securities with a value of $583,240,521, including unrealized depreciation of $2,724,927, in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B. INCOME -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

C. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment advisory fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 19/240 of 1% (0.95% per annum) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the period from the start of business, February 22, 1995, to December 31, 1995, the effective annual rate, based on average daily gross assets, was 0.94% (annualized) and amounted to $8,544,646. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 22, 1995, to December 31, 1995, no significant amounts have been deferred.

------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the period from the start of business, February 22, 1995, to December 31, 1995, aggregated $1,194,325,622 and $351,255,086, respectively.

------------------------------------------------------------------------------
(4) SHORT-TERM DEBT AND CREDIT AGREEMENTS
The Portfolio participates with other funds and portfolios managed by BMR and Eaton Vance Management (EVM) in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees under this agreement during the period.

The Portfolio has also entered into a revolving credit agreement, that will allow the Portfolio to borrow an additional $245 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted Libor rate or adjusted certificate of deposit rate. Interest expense includes a commitment fee of approximately $534,665 which is computed at the annual rate of 1/4 of 1% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the period from the start of business, February 22, 1995, to December 31, 1995. As of December 31, 1995, the Portfolio had no commercial paper outstanding.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost and unrealized appreciation/depreciation in the value of investments owned at December 31, 1995, as computed on a federal income tax basis, were as follows:
Aggregate cost                                                  $1,614,038,410
                                                                ==============
Gross unrealized depreciation                                   $    4,485,357
Gross unrealized appreciation                                          --
                                                                --------------
    Net unrealized depreciation                                 $    4,485,357
                                                                ==============

                         INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SENIOR DEBT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio as of December 31, 1995, and the related statements of operations, cash flows, changes in net assets and the supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1995 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1995, the results of its operations and its cash flows, the changes in its net assets, and its supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by Senior Debt Portfolio valued at $1,425,787,639 (88% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiation between the parties in a sales transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                              DELOITTE & TOUCHE
GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
FEBRUARY 20, 1996

INVESTMENT MANAGEMENT FOR SENIOR DEBT PORTFOLIO

OFFICERS                                    INDEPENDENT TRUSTEES

JAMES B. HAWKES                             DONALD R. DWIGHT
President, Trustee                          President, Dwight Partners, Inc.
                                            Chairman, Newspapers of New England,
M. DOZIER GARDNER                           Inc.
Vice President, Trustee
                                            SAMUEL L. HAYES, III
WILLIAM CHISHOLM                            Jacob H. Schiff Professor of
Vice President                              Investment Banking,
                                            Harvard University Graduate School
JEFFREY S. GARNER  .                        of Business Administration
Vice President and
Portfolio Manager                           NORTON H. REAMER
                                            President and Director, United Asset
RAYMOND O'NEILL                             Management Corporation
Vice President
                                            JOHN L. THORNDIKE
MICHEL NORMANDEAU                           Vice President and Director,
Vice President                              Fiduciary Company Incorporated

JAMES L. O'CONNOR                           JACK L. TREYNOR
Treasurer                                   Investment Adviser and Consultant

THOMAS OTIS
Secretary